GOODWILL - Change in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL.
Goodwill before impairment, Beginning balance	$ 2,028,245	$ 1,955,837
Goodwill before impairment, Ending balance	2,024,578	2,028,245
Accumulated impairment charge, Beginning balance	(525,000)	(525,000)
Accumulated impairment charge, Ending balance	(525,000)	(525,000)
Goodwill - net, Beginning balance	1,503,245	1,430,837
Effects of fluctuations in foreign currency exchange rates	(3,667)	(3,374)
Goodwill related to acquisition		75,782
Goodwill - net, Ending balance	$ 1,499,578	$ 1,503,245